2012 Separation Transaction (Details 2) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Dec. 27, 2013	Dec. 28, 2012
Extraordinary Item [Line Items]
Professional fees	$ 1	$ 3
Information technology related costs	3	4
Employee compensation costs	0	1
Marketing costs	10	14
Other	1	(8)
Total pre-tax separation charges (gain)	15	14
Tax-related separation charges	0	4
Tax benefit on pre-tax separation charges	(6)	(5)
Total separation charges (gain), net of tax	9	13
Continuing Operations
Extraordinary Item [Line Items]
Professional fees	1	0
Information technology related costs	3	2
Employee compensation costs	0	0
Marketing costs	10	14
Other	1	2
Total pre-tax separation charges (gain)	15	18
Tax-related separation charges	0	4
Tax benefit on pre-tax separation charges	(6)	(5)
Total separation charges (gain), net of tax	9	17
Discontinued Operations
Extraordinary Item [Line Items]
Professional fees	0	3
Information technology related costs	0	2
Employee compensation costs	0	1
Marketing costs	0	0
Other	0	(10)
Total pre-tax separation charges (gain)	0	(4)
Tax-related separation charges	0	0
Tax benefit on pre-tax separation charges	0	0
Total separation charges (gain), net of tax	$ 0	$ (4)